LOANS (Details 1) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	$ 2,628	$ 2,047
Commercial Real Estate [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	1,310	1,567
Commercial Real Estate [Member] | Commercial ADC [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	1,022	1,063
Commercial Real Estate [Member] | Farmland [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	43
Commercial Real Estate [Member] | Mulitfamily [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	153
Commercial Real Estate [Member] | Owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	55	459
Commercial Real Estate [Member] | Non-owner Occupied [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	37	45
Commercial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	1,139	46
Commercial [Member] | Commercial and Industrial [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	1,139	46
Residential Mortgage [Member] | First Lien Closed-End [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans	$ 179	382
Home Equity Lines [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans		9
Consumer - Other [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total non-accrual loans		$ 43